Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	6 years	6 years
Trademark/trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, description	Indefinite	Indefinite
Developed manufacturing process [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, description		Indefinite